Intangible Assets and Accumulated Amortization (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)		8 years 7 months 6 days
Gross Carrying Amount	$ 320,795	$ 320,795	$ 320,795
Accumulated Amortization	(171,517)	(159,976)	(136,892)
Intangible Assets Net	149,278	160,819	183,903
Patents
Finite-Lived Intangible Assets [Line Items]
Amortization Period (Years)	15 years	15 years	15 years
Gross Carrying Amount	320,795	320,795	320,795
Accumulated Amortization	(171,517)	(159,976)	(136,892)
Intangible Assets Net	$ 149,278	$ 160,819	$ 183,903